Annual Fund Operating Expenses - 1919 Retail Funds	Apr. 30, 2026
1919 Financial Services Fund | 1919 Financial Services Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.46%
1919 Financial Services Fund | 1919 Financial Services Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	2.20%
1919 Financial Services Fund | 1919 Financial Services Fund, Class FI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.46%
1919 Financial Services Fund | 1919 Financial Services Fund, Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.71%
1919 Financial Services Fund | 1919 Financial Services Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.23%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.68%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class FI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Expenses (as a percentage of Assets)	0.95%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Expenses (as a percentage of Assets)	1.20%
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.69%

[1]	Based on estimated expenses for the current fiscal year, because neither Class FI nor Class R shares had any operating results as of the Fund’s fiscal year ended December 31, 2025.
[2]	Based on estimated expenses for the current fiscal year because neither Class FI nor Class R shares had any operating results for the Fund’s fiscal year ended December 31, 2025.